CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities
Net loss	$ (2,984,116)	$ (43,364)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	2,045,964	2,051,081
Amortization of intangible assets	3,327,665	3,948,391
Loss from long-term investment	104,354	1,897
Loss on disposals of equipment	0	54,147
Interests expense	416,674
Changes in operating assets and liabilities:
Accounts receivables, net	112,103	33,734
Prepayments and other current assets	1,270,137	(1,118,873)
Other receivables	3,697	(19,296)
Amounts due from a related party	(59,157)
Deferred tax assets	(365,930)
Long-term prepayments and other non-current assets	0	28,406
Accounts payable	(29,473)	8,412
Amounts due to a related party	(7,010)	(251,273)
Operating Right-of-use asset	55,119
Deferred revenue	(3,671,586)	(2,552,387)
Accrued expenses	300,820	(220,164)
Taxes payable	37,210	(154,248)
Deferred tax liabilities	(4,184)	(730)
Operating Lease Liability	3,995
Net cash generated from operating activities	556,282	1,765,733
Cash flows from investing activities
Purchase of property and equipment	0	(653,189)
Purchase of intangible assets	0	(209,469)
Proceed from redemption of financial assets held for trading	0	5,563,191
Investment in privately held company	(304,981)	(308,385)
Cash acquired from business combination	0	50,229
Proceed from disposal of equipment	0	4,650
Net cash generated from/(used in) investing activities	(304,981)	4,447,027
Cash flows from financing activities
Cash flows from financing activities	0
Effects of foreign currency translation	(1,540,533)	46,239
Net increase in cash and cash equivalents	(1,289,232)	6,258,999
Cash and cash equivalents at beginning of period	23,834,125	17,453,360
Cash and cash equivalents at end of period	22,544,893	23,712,359
Supplemental disclosures of cash flow information
Cash paid for income taxes	0	687,877
Non cash transactions
Issuance of ordinary shares for business combination	$ 0	$ 4,640,000